Segment and geographic information - Business segments' results (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Segment Reporting Information [Line Items]
Non-interest revenue	¥ 260,791	¥ 318,061	¥ 520,137	¥ 651,576
Net interest revenue	23,242	30,716	33,846	58,005
Net revenue	284,033	348,777	553,983	709,581
Non-interest expenses	282,455	268,454	540,809	551,834
Income (loss) before income taxes	1,578	80,323	13,174	157,747
Retail [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	83,857	100,360	174,522	200,633
Net interest revenue	1,853	1,426	4,021	2,837
Net revenue	85,710	101,786	178,543	203,470
Non-interest expenses	73,494	76,239	146,403	153,031
Income (loss) before income taxes	12,216	25,547	32,140	50,439
Asset Management [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	25,455	36,061	52,302	64,749
Net interest revenue	(774)	(643)	(1,532)	(1,234)
Net revenue	24,681	35,418	50,770	63,515
Non-interest expenses	15,768	14,950	31,574	29,477
Income (loss) before income taxes	8,913	20,468	19,196	34,038
Wholesale [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	121,965	123,126	236,662	270,461
Net interest revenue	25,695	35,837	48,288	67,818
Net revenue	147,660	158,963	284,950	338,279
Non-interest expenses	142,745	141,980	287,459	295,943
Income (loss) before income taxes	4,915	16,983	(2,509)	42,336
Other (Incl. elimination) [Member]
Segment Reporting Information [Line Items]
Non-interest revenue	29,514	58,514	56,651	115,733
Net interest revenue	(3,532)	(5,904)	(16,931)	(11,416)
Net revenue	25,982	52,610	39,720	104,317
Non-interest expenses	50,448	35,285	75,373	73,383
Income (loss) before income taxes	¥ (24,466)	¥ 17,325	¥ (35,653)	¥ 30,934